As filed with the Securities and Exchange Commission on April 5, 2012

Securities Act File No. 033-24962

Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 97 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 99 (X)

ADVANCED SERIES TRUST

(Exact Name of Registrant as specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102
(800) 778-2255

(Address and telephone number of Principal Executive Offices)

Deborah A. Docs

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

(X)_ immediately upon filing pursuant to paragraph (b) of Rule 485.
__ (----) pursuant to paragraph (b) of Rule 485.
__60 days after filing pursuant to paragraph (a)(1) of Rule 485.
__on (----) pursuant to paragraph (a)(1) of Rule 485.
__75 days after filing pursuant to paragraph (a)(2) of Rule 485.
__on (----) pursuant to paragraph (a)(2) of Rule 485.
__this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 97 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 99 to the Registrant’s Registration Statement under the Investment Company Act of 1940 is being filed for the purpose correcting certain references throughout the Post-Effective Amendment to the Registrant’s Registration Statement under the Securities Act of 1933 and the Amendment to the Registrant’s Registration Statement under the Investment Company Act of 1940 that was filed on March 23, 2012 (Accession Number: 0001104659-12-020779) (the “Amendment”). References to “Post-Effective Amendment No. 95” and “Amendment No. 97” throughout the Amendment are hereby replaced with “Post-Effective Amendment No. 96” and “Amendment No. 98”, respectively. Since no other changes are intended to be made to the Amendment by means of this filing, Parts A, B and C of the Amendment are incorporated by reference into this Post-Effective Amendment No. 97 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 99 to the Registrant’s Registration Statement under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 5th day of April, 2012.

ADVANCED SERIES TRUST

*By:	/s/ Stephen Pelletier
Stephen Pelletier
President

 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ STEPHEN PELLETIER*	Trustee and President (Principal Executive Officer)
Stephen Pelletier

/s/ GRACE C. TORRES*	Treasurer (Principal Financial and Accounting Officer)
Grace C. Torres

/s/ SAUL K. FENSTER, PH.D.*	Trustee
Saul K. Fenster, Ph.D.

/s/ DELAYNE DEDRICK GOLD*	Trustee
Delayne Dedrick Gold

/s/ ROBERT F. GUNIA*	Trustee
Robert F. Gunia

/s/ W. SCOTT MCDONALD, JR.*	Trustee and Vice-Chairman
W. Scott McDonald, Jr.

/s/ THOMAS T. MOONEY*	Trustee and Chairman
Thomas T. Mooney

/s/ THOMAS M. O’BRIEN*	Trustee
Thomas M. O’Brien

/s/ F. DON SCHWARTZ*	Trustee
F. Don Schwartz

/s/ SUSAN DAVENPORT AUSTIN*	Trustee
Susan Davenport Austin

*By: /s/ JOHN P. SCHWARTZ	Assistant Secretary, Attorney-in-Fact	April 5, 2012
John P. Schwartz